DERIVATIVE FINANCIAL INSTRUMENTS - DOLLAR THRIFTY (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Interest rate contracts Accrued liabilities	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Derivatives designated as hedging instruments Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Derivatives designated as hedging instruments Interest rate contracts Accrued liabilities	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Derivatives not designated as hedging instruments Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Derivatives not designated as hedging instruments Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Derivatives not designated as hedging instruments Interest rate contracts Prepaid expenses and other assets	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Derivatives not designated as hedging instruments Interest rate contracts Accrued liabilities
Fair value of derivative financial instrument
Asset Derivatives	$ 5,500,000	$ 4,500,000	$ 548,000	$ 1,355,000		$ 861,000		$ 23,000	$ 548,000	$ 494,000
Liability Derivatives	$ 3,400,000	$ 5,500,000			$ 36,888,000		$ 31,254,000				$ 5,634,000